Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

No benefit (provision) has been recognized for the years ended December 31, 2021 and 2020. The income tax provision (benefit) for the years ended December 31, 2021 and 2020 differ from the statutory rate of 21% as follows:

	December 31, 2021		December 31, 2020
Amount computed using the statutory rate	$(621,000)	(21)%	$(387,000)	(21)%
Changes in prior year estimates	(734,000)	(25)%	(417,000)	(23)%
Non-taxable item – SBA loan forgiven	-	-	(97,000)	(5)%
Other	-	-	15,000	1%
Change in valuation allowance	1,355,000	46%	886,000	48%
Total income tax provision (benefit)	$-	-%	$-	-%

The components of the Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax asset:
Net operating loss carryforward	4,131,000	2,818,000
Exploration costs	12,000	30,000
Stock based compensation	96,000	96,000
Asset retirement obligation	161,000	73,000
Total deferred tax assets	4,400,000	3,054,000
Valuation allowance	(4,269,000)	(2,915,000)
	131,000	103,000
Deferred tax liabilities: Property and equipment	(131,000)	(103,000)
Net deferred tax assets	-	-

At December 31, 2021, the Company had net operating loss carry forwards of approximately $19.7 million for federal income tax purposes, approximately $7.7 million of which expire between 2036 and 2037. The remaining balance of approximately $12.0 million will never expire but its utilization is limited to 80% of taxable income in any future year.

Deferred income taxes arise from timing differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. A deferred tax asset valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized. As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax assets, a valuation allowance equal to 100% of the deferred tax assets has been recorded at December 31, 2021 and 2020.

During the years ended December 31, 2021 and 2020, there were no material uncertain tax positions taken by the Company. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.  The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at December 31, 2021 and 2020.  The Company’s federal income tax returns for fiscal years 2018 through 2020 remain open and subject to examination.